Label	Element	Value
Walden International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Walden International Equity Fund (WIEFX)

Supplement dated August 31, 2020 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated May 1, 2020

Effective September 30, 2020, all references to the funds listed in column A are replaced with the corresponding references listed in column B in the Prospectus and SAI as follows:

A Current Name		B New Name
Walden Balanced Fund	→	Boston Trust Walden Balanced Fund
Walden Equity Fund	→	Boston Trust Walden Equity Fund
Walden Midcap Fund	→	Boston Trust Walden Midcap Fund
Walden SMID Cap Fund	→	Boston Trust Walden SMID Cap Fund
Walden International Equity Fund	→	Boston Trust Walden International Equity Fund

In all other respects, the information applicable to each of the funds listed above remains unchanged.

Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Walden International Equity Fund